VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Credit Bank of Moscow PJSC *∞ ø	21,005,200	$0
Commercial & Professional Services: 0.0%
HeadHunter Group Plc (ADR) ∞ ø	31,919	0
Diversified Financials: 0.0%
SFI PJSC *∞ ø	2,663	0
Energy: 0.0%
Sovcomflot PJSC *∞ ø	989,960	0
Food & Staples Retailing: 0.0%
Lenta International Co. PJSC (GDR) *∞ ø	263,199	0
Food, Beverage & Tobacco: 0.0%
Beluga Group PJSC ∞ ø	11,235	0
Ros Agro Plc (GDR) ∞ ø	77,690	0
		0
Materials: 0.0%
Mechel PJSC *∞ ø	438,883	0
Raspadskaya OJSC ∞ ø	703,205	0
Segezha Group PJSC 144A ∞ ø	8,945,900	0
		0
Real Estate: 0.0%
Etalon Group Plc (GDR) ∞ ø	394,873	0
LSR Group PJSC *∞ ø	103,574	0
Samolet Group ∞ ø	16,988	0
		0
	Number of Shares	Value
Retailing: 0.0%
Detsky Mir PJSC 144A ∞ ø	1,155,798	$0
M.Video PJSC ∞ ø	110,194	0
		0
Telecommunication Services: 0.0%
Sistema PJSFC *∞ ø	6,612,640	0
Transportation: 0.0%
Aeroflot PJSC *∞ ø	1,885,382	0
Globaltrans Investment Plc (GDR) *∞ ø	182,773	0
Novorossiysk Commercial Sea Port PJSC ∞ ø	8,972,400	0
		0
Utilities: 0.0%
Mosenergo PJSC ∞ ø	19,492,800	0
OGK-2 PJSC ∞ ø	51,450,600	0
TGC-1 PJSC *∞ ø	1,701,100,000	0
Unipro PJSC ∞ ø	24,734,000	0
		0
Total Common Stocks (Cost: $24,435,670)		0

PREFERRED SECURITIES: 0.0% (Cost: $341,612)
Utilities: 0.0%
Rosseti Lenenergo PJSC	171,506	0
Total Investments: 0.0% (Cost: $24,777,282)		0
Other assets less liabilities: 100.0%		501,376
NET ASSETS: 100.0%		$501,376

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $0, or 0.0% of net assets
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $0, or –% of net assets.
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VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Restricted securities held by the Fund as of September 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Aeroflot PJSC	03/16/2018	1,885,382	$1,576,341	$0	0.0%
Beluga Group PJSC	09/13/2021	11,235	498,032	0	0.0%
Credit Bank of Moscow PJSC	04/29/2019	21,005,200	1,755,430	0	0.0%
Detsky Mir PJSC	03/11/2019	1,155,798	1,603,111	0	0.0%
Etalon Group Plc	03/03/2014	394,873	622,222	0	0.0%
Globaltrans Investment Plc	01/09/2017	182,773	1,225,479	0	0.0%
HeadHunter Group Plc	09/19/2019	31,919	836,488	0	0.0%
Lenta International Co. PJSC	09/21/2018	263,199	853,436	0	0.0%
LSR Group PJSC	03/24/2020	103,574	1,402,856	0	0.0%
M.Video PJSC	09/21/2018	110,194	731,491	0	0.0%
Mechel PJSC	11/06/2017	438,883	696,084	0	0.0%
Mosenergo PJSC	03/14/2014	19,492,800	381,391	0	0.0%
Novorossiysk Commercial Sea Port PJSC	09/14/2020	8,972,400	980,875	0	0.0%
OGK-2 PJSC	09/20/2019	51,450,600	222,610	0	0.0%
Raspadskaya OJSC	03/14/2014	703,205	3,432,228	0	0.0%
Ros Agro Plc	11/02/2021	77,690	1,228,104	0	0.0%
Rosseti Lenenergo PJSC	09/23/2019	171,506	341,612	0	0.0%
Samolet Group	09/13/2021	16,988	1,271,115	0	0.0%
Segezha Group PJSC	09/13/2021	8,945,900	1,073,140	0	0.0%
SFI PJSC	06/16/2017	2,663	24,866	0	0.0%
Sistema PJSFC	10/16/2017	6,612,640	1,726,741	0	0.0%
Sovcomflot PJSC	03/15/2021	989,960	1,155,590	0	0.0%
TGC-1 PJSC	09/16/2019	1,701,100,000	203,866	0	0.0%
Unipro PJSC	03/18/2016	24,734,000	934,174	0	0.0%
			$24,777,282	$0	0.0%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	4.2%	$0
Consumer Discretionary	8.3	0
Consumer Staples	12.5	0
Energy	4.1	0
Financials	8.4	0
Industrials	16.7	0
Materials	12.5	0
Real Estate	12.5	0
Utilities	20.8	0
	100.0%	$0
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